Basis of Preparation - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Unbilled Revenue [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Unbilled revenue recognized	₩ 2,492,898	₩ 2,504,479